Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

We are in the process of establishing policies and processes for assessing, identifying, and managing material risks from cybersecurity threats, and plan to integrate these processes into our overall risk management systems and processes. We plan to assess material risks from cybersecurity threats, including any potential unauthorized occurrence on or conducted through our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

We have engaged third-party IT consultants to complete a cybersecurity audit of the Company’s IT infrastructure and systems in past years. We plan to continue conducting annual risk assessments to identify cybersecurity threats, as well as assessments in the event of a material change in our business practices that may affect information systems and our broader enterprise IT environment. These risk assessments include identification of reasonably foreseeable internal and external risks, the likelihood and potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks.

Following these risk assessments, we plan to design, implement, and maintain reasonable safeguards to minimize identified risks; reasonably address any identified gaps in existing safeguards; and regularly monitor the effectiveness of our safeguards.

Our overall risk management system plans to include:

●	policies, standards and processes based upon National Institute of Standards and Technology (“NIST”), the International Organization for Standardization and other applicable industry standards;

●	regular assessments and deployment technical safeguards to improve the protection of our information systems;

●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;

●	cybersecurity awareness training of our employees, incident response personnel, and senior management; and

●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents.

We continue to make investments to enhance the protection of our information technology systems and our business from cybersecurity incidents

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Management Processes Integrated [Text Block]	We are in the process of establishing policies and processes for assessing, identifying, and managing material risks from cybersecurity threats, and plan to integrate these processes into our overall risk management systems and processes. We plan to assess material risks from cybersecurity threats, including any potential unauthorized occurrence on or conducted through our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We plan to continue conducting annual risk assessments to identify cybersecurity threats, as well as assessments in the event of a material change in our business practices that may affect information systems and our broader enterprise IT environment. These risk assessments include identification of reasonably foreseeable internal and external risks, the likelihood and potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks.